Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and partially-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

The Company has designated the functional currency of BioLargo Canada to be the Canadian dollar. Therefore, translation gains and losses resulting from differences in exchange rates are recorded in accumulated other comprehensive loss.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less when acquired to be cash equivalents. Substantially all cash equivalents are held in short-term money market accounts at one of the largest financial institutions in the United States (“U.S.”). From time to time, our cash account balances are greater than the Federal Deposit Insurance Corporation insurance limit of $250,000 per owner per bank, and during such times, we are exposed to credit loss for amounts in excess of insured limits in the event of non-performance by the financial institution. We do not anticipate non-performance by our financial institution.

Our cash balances were made up of the following (in thousands):

	December 31,	December 31,
	2025	2024
BioLargo, Inc. and subsidiaries	$2,826	$3,175
Clyra Medical Technologies, Inc.	1,057	373
Total	$3,883	$3,548

Accounts Receivable [Policy Text Block]

Accounts Receivable

Accounts receivable are customer obligations that are unconditional. Accounts receivable are presented net of an allowance for credit losses for expected credit losses, which represents an estimate of amounts that  may not be collectible. The Company performs ongoing credit evaluations of its customers and, if necessary, provides an allowance for expected credit losses. A credit loss expense for expected credit losses is recorded based on factors including the length of time the receivables are past due, the current business environment, and the Company’s historical experience. The Company writes off accounts receivable against the allowance when it determines a balance is uncollectible and no longer actively pursues collection of the receivable. The Company does not have any off-balance-sheet credit exposure related to customers. As of  December 31, 2025 and 2024, the allowance for expected credit losses related to accounts receivable was $700,000 and $97,000, respectively.

Credit Loss, Financial Instrument [Policy Text Block]

Allowance for Credit Losses

The Company recognizes an expected allowance for credit losses with respect to its note and accounts receivable. In addition, also at each reporting date, this estimate is updated to reflect any changes in credit risk since the receivable was initially recorded. This estimate is calculated on a pooled basis where similar risk characteristics exist. Accounts receivable are evaluated individually when they do not share similar risk characteristics which could exist in circumstances where amounts are considered at risk or uncollectible This estimate is adjusted for management’s assessment of current conditions, reasonable and supportable forecasts regarding future events, and any other factors deemed relevant by the Company. The Company believes historical loss information is a reasonable starting point in which to calculate the expected allowance for credit losses. The Company writes off receivables when there is information that indicates the customer is facing significant financial difficulty and there is no possibility of recovery. If any recoveries are made from any accounts previously written off, they will be recognized in operations or an offset to note and credit loss expense in the year of recovery, in accordance with the entity’s accounting policy election.

On  June 6, 2025, ONM Environmental entered into an amendment to the  June 2021 Preferred Master Manufacturing Agreement with Ikigai Holdings, LLC and Pooph Inc. to allow Pooph Inc. to pay past due amounts of $1,378,141 in royalties and $2,385,468 on product invoices through a weekly payment plan bearing 10% interest and maturing  July 3, 2026 (the “PMMA Amendment”). This amount was recorded on our consolidated balance sheet at  June 30, 2025, as a note receivable. The PMMA Amendment also modified payment and invoicing terms on existing and future product purchase orders, and allowed ONM Environmental to withhold product if the payment terms were not met. On  August 5, 2025, Pooph Inc. delivered a royalty report due for the second quarter of 2025, but did not pay the $463,520 in royalties due. On  August 15, 2025, it failed to make the weekly payment required pursuant to the PMMA Amendment, and has not made a payment since. On  September 19, 2025, Pooph Inc. disclosed that it had been working independently on developing a new formula for Pooph-branded products to replace BioLargo’s formula, and that it was terminating the Preferred Master Manufacturing Agreement, citing ONM’s refusal to deliver products. On  September 24, 2025, BioLargo and ONM delivered notice to Pooph that its license grant was immediately revoked due to Pooph’s failure to pay royalties, and that it was terminating the License Agreement in its entirety with 150 days’ notice. The notice further advised that Pooph is not allowed to market or sell products that incorporate, use, or are based on, in whole or in part, BioLargo’s patents and proprietary information, including but not limited to know-how, disclosed to Pooph, and that absent reinstatement of the grant of license, Pooph must immediately stop marketing and selling any such products in its possession, custody or control (or sold through market portals or platforms such as Amazon). On  November 11, 2025, BioLargo Inc. and ONM Environmental filed a lawsuit against Pooph Inc. and Ikigai Marketing Works LLC (successor entity to Ikigai Holdings LLC) in the United States District Court for the Central District of California in part to recover the amounts due for product purchases and royalties. (See Note 14, “Legal Proceedings”.)

During the year ended December 31, 2025, BioLargo management determined that the note receivable and accounts receivable owed by Pooph Inc. were fully impaired, resulting in a $3,886,000 credit loss expense recorded on our consolidated statement of operations, which reduced operating income and current assets by that amount. There were no write-offs of accounts receivable during the years ended December 31, 2025 and 2024. During 2025 the Company had a $3,764,000 write off of a note receivable.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Credit Concentration

We have a limited number of customers that account for significant portions of our revenue. During the years ended December 31, 2025 and 2024 there was one customer that accounted for more than 10% of consolidated revenues, as follows:

	December 31,	December 31,
	2025	2024
Customer A	59%	77%

We had one customer that accounted for more than 10% of consolidated accounts receivable at December 31, 2024, as follows:

	December 31,	December 31,
	2025	2024
Customer A	0%	82%

Inventory, Policy [Policy Text Block]

Inventory

Inventories are stated at the lower of cost or net realizable value using the average cost method. There was no allowance for obsolete inventory as of  December 31, 2025 and 2024. Inventories consisted of (in thousands):

	December 31,	December 31,
	2025	2024
Raw material	$125	$210
Finished goods	185	120
Total	$310	$330

Other Assets, Policy [Policy Text Block]

Other Non-Current Assets

Other non-current assets consisted of (i) security deposits related to our business offices and leases, (ii) three patents acquired on  October 22, 2021 (in thousands):

	December 31,	December 31,
	2025	2024
Patents	$34	$34
Security deposits	72	61
Total	$106	$95

Equity Method Investments [Policy Text Block]

Equity Method of Accounting

On March 20, 2020, we invested $100,000 into a South Korean entity (Odin Co. Ltd., “Odin”) pursuant to a Joint Venture agreement we had entered into with BKT Co. Ltd. and its U.S. based subsidiary, Tomorrow Water. We received a 40% non-dilutive equity interest, and BKT and Tomorrow Water each received 30% equity interests for an aggregate $150,000 investment.

We account for our investment in the joint venture under the equity method of accounting. We have determined that while we have significant influence over the joint venture through our technology license and our position on the Board of Directors, we do not control the joint venture or are otherwise involved in managing the entity and we own less than a majority of the equity. Therefore, we record the asset on our consolidated balance sheets and record an increase or decrease the recorded balance by our percentage ownership of the profits or losses in the joint venture. During the years ended December 31, 2025 and 2024, the joint venture incurred a loss and our 40% ownership share was determined by management to be impaired and we reduced our investment interest by $14,000 and $5,000, respectively, such that as of December 31, 2025, it is completely written off.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment

Long-lived and definite lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the expected future undiscounted cash flows from the use of the asset and its eventual disposition is less than the carrying amount of the asset, then an impairment loss is recognized. The impairment loss is measured based on the fair value of the asset. Any resulting impairment is recorded as a reduction in the carrying value of the related asset in excess of fair value and a charge to operating results.

Earnings Per Share, Policy [Policy Text Block]

Loss Per Share

We report basic and diluted loss per share (“LPS”) for common and common share equivalents. Basic LPS is computed by dividing reported earnings by the weighted average shares outstanding. Diluted LPS is computed by adding to the weighted average shares the dilutive effect if stock options and warrants were exercised into common stock. For the years ended December 31, 2025 and 2024, the denominator in the diluted LPS computation is the same as the denominator for basic LPS due to the Company’s net loss which creates an anti-dilutive effect of the warrants and stock options.  Potentially dilutive securities are not included in the calculation of diluted LPS attributable to common stockholders because to do so would be anti-dilutive as of December 31, 2025 and 2024, are as follows (in common stock equivalent shares):

	2025	2024
Stock options	72,566,578	60,047,577
Warrants	31,244,078	31,615,616

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and revenues and expenses during the year reported. Actual results could differ from those estimates. Estimates are used when accounting for stock-based transactions, debt transactions, allowance for credit losses, asset depreciation and amortization, impairment expense, among others. The methods, estimates and judgments we use in applying these most critical accounting policies have a significant impact on the results of our consolidated financial statements.

Share-Based Payment Arrangement [Policy Text Block]

Share-Based Compensation Expense

We recognize compensation expense for stock option awards on a straight-line basis over the applicable service period of the award, which is the vesting period. Fair value is determined on the grant date. Share-based compensation expense is based on the grant date fair value estimated using the Black-Scholes option pricing model. For stock and stock options issued to consultants and other non-employees for services, the Company measures and records an expense as of the earlier of the date at which either: a commitment for performance by the non-employee has been reached or the non-employee’s performance is complete. The equity instruments are measured at the current fair value, and for stock options, the instruments are measured at fair value using the Black Scholes option pricing model.

The following methodology and assumptions were used to calculate share-based compensation for the years ended December 31, 2025 and 2024:

	2025		2024
	Non Plan	2024 Plan	Non Plan	2018 Plan	2024 Plan
Risk free interest rate	4.10 - 4.23%	3.69 - 4.58%	3.81 - 4.34%	4.16%	3.75 - 4.58%
Expected volatility	87 - 91%	73 - 91%	95 - 117%	99%	91 - 96%
Expected dividend yield	—	—	—	—	—
Forfeiture rate	—	—	—	—	—
Life in years	10	5 - 10	10	10	10

Expected price volatility is the measure by which our stock price is expected to fluctuate during the expected term of an option. Expected volatility is derived from the historical daily change in the market price of our common stock, as we believe that historical volatility is the best indicator of future volatility. The risk-free interest rate used in the Black Scholes option pricing model calculation is based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve. We have never paid any cash dividends on our common stock and do not anticipate paying cash dividends on our common stock in the foreseeable future.

Warrant Policy [Policy Text Block]

Warrants

Warrants issued with our convertible and non-convertible debt instruments are accounted for under the fair value and relative fair value method. The warrant is first analyzed per its terms as to whether it has derivative features or not. If the warrant is determined to be a derivative and not qualify for equity treatment, then it is measured at fair value using the Black Scholes option pricing model and recorded as a liability on the consolidated balance sheets. The warrant is re-measured at its then current fair value at each subsequent reporting date (it is “marked-to-market”). If the warrant is determined to not have derivative features, it is recorded into equity at its fair value using the Black Scholes option model, however, limited to a relative fair value based upon the percentage of its fair value to the total fair value including the fair value of the convertible note. Convertible debt instruments are recorded at fair value, limited to a relative fair value based upon the percentage of its fair value to the total fair value including the fair value of the warrant. The warrant relative fair values are also recorded as a discount to the convertible promissory notes. As present, these equity features of the convertible promissory notes have recorded a discount to the convertible notes that is substantially equal to the proceeds received.

Non Cash Transactions [Policy Text Block]

Non-Cash Transactions

We have established a policy relative to the methodology to determine the value assigned to each intangible we acquire, and/or services or products received for non-cash consideration of our common stock. The value is based on the market price of our common stock issued as consideration, at the date of the agreement of each transaction or when the service is rendered, or product is received.

Revenue [Policy Text Block]

Revenue Recognition

We account for revenue in accordance with Accounting Standards Codification (“ASC”) 606, “Revenue from Contacts with Customers”. The guidance focuses on the core principle for revenue recognition, which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the guidance provides that an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company’s products are sold through a contract with the customer and a written purchase order, in which the details of the contract are defined including the transaction price and method of shipment. The only performance obligation is to create and ship the product, and each product has separate pricing. Revenue is recognized at a point in time when the goods are shipped if the agreement is FOB manufacturer, and when goods are delivered if FOB destination. Revenue is recognized with a reduction for sales discounts, as appropriate and negotiated in the customer’s purchase order.

Service contracts are performed through a written contract, which specifies the performance obligations and the rate at which the services will be billed, typically by time and materials. Each service is separately negotiated and priced. Revenue is recognized as services are performed and completed, or, for services related to product installations, at the completion of the installation. A few contracts have called for milestone or fixed cost payments, where we invoice an agreed-to amount per month for the life of the contract. In these instances, completed work, billed hourly, is recognized as revenue. If the billing amount is greater or lesser than the completed work, a receivable or payable is created. These accounts are adjusted upon additional billings as the work is completed. To date, there have been no discounts or other financing terms for the contracts.

The Company has outstanding contract liability obligations of $280,000 and $0 as of  December 31, 2025 and 2024, respectively.  The outstanding balance will be recognized per the terms of the contracts.  BioLargo Water, our Canadian subsidiary, had a customer deposit outstanding at  December 31, 2025 and 2024, totaling $80,000 and $76,000, that was awarded as part of a grant for a particular project that has been delayed.  ONM Environmental had a customer deposit outstanding at  December 31, 2025 and 2024, totaling $109,000 and $14,000, related to customer purchase orders not yet fulfilled.

As we generate revenues from royalties or license fees from our intellectual property, a licensee will pay a license fee in one or more installments and ongoing royalties based on their sales of products incorporating or using our licensed intellectual property. We have entered into a licensing agreement for the CupriDyne Clean product, and we recognize royalty and license fees on a quarterly basis as the product is sold through to third parties and reported to us.

Government Assistance [Policy Text Block]

Government Grants

We have been awarded multiple research grants from the private and public Canadian research programs. Income we receive directly from grants is recorded as other income. We have been awarded over 90 grants since our first in 2015. Some of the funds from these grants are given directly to third parties (such as the University of Alberta or a third-party research scientist) to support research on our technology. The grants have terms generally ranging between six and eighteen months and support a majority, but not all, of the related research budget costs. This cooperative research allows us to utilize (i) a depth of resources and talent to accomplish highly skilled work, (ii) financial aid to support research and development costs, (iii) independent and credible validation of our technical claims.

The grants typically provide for (i) recurring monthly amounts, (ii) reimbursement of costs for research talent for which we invoice to request payment, and (iii) ancillary cost reimbursement for research talent travel related costs. All awarded grants have specific requirements on how the money is spent, typically to employ researchers. None of the funds may be used for general administrative expenses or overhead in the United States. These grants have substantially increased our level of research and development activities in Canada. We continue to apply for Canadian government and agency grants to fund research and development activities. Not all of our grant applications have been awarded, and no assurance can be made that any pending grant application, or any future grant applications, will be awarded.

Income Tax, Policy [Policy Text Block]

Income Taxes

The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of asset and liabilities. Deferred tax assets and liabilities are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect on deferred tax asset and liabilities of a change in tax rates is recognized in operations in the year that includes the enactment date.

We account for uncertainties in income tax law under a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns as prescribed by GAAP. Under GAAP, the tax effects of a position are recognized only if it is “more-likely-than-not” to be sustained by the taxing authority as of the reporting date. If the tax position is not considered “more-likely-than-not” to be sustained, then no benefits of the position are recognized. Management believes there are no unrecognized tax benefits or uncertain tax positions as of December 31, 2025 and 2024.

The Company assessed its earnings history, trends and estimates of future earnings and determined that the deferred tax asset could not be realized as of December 31, 2025. Accordingly, a valuation allowance was recorded against the net deferred tax asset. The Company recognizes interest and penalties on income taxes as a component of income tax expense, should such an expense be realized.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

Management believes the carrying amounts of the Company’s financial instruments as of December 31, 2025 and 2024 approximate their respective fair values because of the short-term nature of these instruments. Such instruments consist of cash, accounts receivable, accounts payable, and line of credit.  The carrying amount of debt instruments are believed to approximate fair value as the stated interest rates are reflective of the prevailing market rates.

Tax Credits [Policy Text Block]

Tax Credits

Our research and development activities in Canada may entitle our Canadian subsidiary to claim benefits under the “Scientific Research and Experimental Development Program”, a Canadian federal tax incentive program designed to encourage Canadian businesses of all sizes and in all sectors to conduct research and development in Canada. Benefits under the program include credits to taxable income. If our Canadian subsidiary does not have taxable income in a reporting period, we will not receive tax refund from the Canadian Revenue Authority.

Lessee, Leases [Policy Text Block]

Leases

At inception of a lease contract, we assess whether the contract is, or contains, a lease. Our assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether we obtain the right to substantially all the economic benefit from the use of the asset throughout the period of the contract, and (3) whether we have the right to direct the use of the asset during such time period. At inception of a lease, we allocate the consideration in the contract to each lease component based on its relative stand-alone price to determine the lease payments. Leases are classified as either finance leases or operating leases. A lease must be classified as a finance lease if any of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset or the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any of these criteria. We have one lease classified as finance leases. For all leases at the lease commencement date, a right-of-use asset and a lease liability are recognized. The right-of-use asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease. The right-of-use asset is initially measured at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. The lease liability is initially measured at the present value of the lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, management estimates the incremental borrowing rate, which currently is estimated to be 18%. Lease payments included in the measurement of the lease liability comprise the following: the fixed noncancelable lease payments, payments for optional renewal periods where it is reasonably certain the renewal period will be exercised, and payments for early termination options unless it is reasonably certain the lease will not be terminated early. Lease components are included in the measurement of the initial lease liability. Additional payments based on a change in our portion of the operating expenses, including real estate taxes and insurance, are recorded as a period expense when incurred. Lease modifications result in remeasurement of the lease liability. Lease expense for operating leases consists of the lease payments plus any initial direct costs, primarily brokerage commissions, and is recognized on a straight-line basis over the lease term. We have elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less. The effect of short-term leases on our right-of-use asset and lease liability was not material.  As of December 31, 2025 and 2024, the operating lease right-of-use assets totaled $1,028,000, and $992,000, respectively.  As of December 31, 2025 and 2024, the operating lease liability totaled $1,074,000 and $1,027,000, respectively, on our consolidated balance sheets related to our leases. The finance lease is related to Clyra Medical.  As of December 31, 2025 and 2024, the finance lease right-of-use asset for Clyra Medical totaled $338,000 and $451,000, and the finance lease liability totaled $360,000 and $448,000 (see Note 10).

Property, Plant and Equipment, Policy [Policy Text Block]

Equipment and leasehold improvements

Equipment and leasehold improvements is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range from 3 - 10 years. Additions, renewals, and betterments that significantly extend the life of the asset are capitalized. Expenditures for repairs and maintenance are charged to expense as incurred. For assets sold or otherwise disposed of, the cost and related accumulated depreciation and amortization are removed from the accounts, and any related gain or loss is reflected in operations for the year.  Equipment and leasehold improvements as of December 31, 2025 and 2024 is as follows (in thousands):

	2025	2024
Equipment	$1,724	$1,678
Leasehold improvements	526	526
Total, at cost	2,250	2,204
Less: accumulated depreciation	(607)	(462)
Total equipment and leasehold improvements, net	$1,643	$1,742

Consolidation, Subsidiaries or Other Investments, Consolidated Entities, Policy [Policy Text Block]

Noncontrolling Interest

A noncontrolling interest is defined as the portion of the equity in an entity not attributable, directly or indirectly, to the primary beneficiary. Noncontrolling interests are required to be presented as a separate component of equity on a consolidated balance sheets. Accordingly, the presentation of net income (loss) is modified to present the income (loss) attributed to controlling and non-controlling interests. The noncontrolling interest on the Company’s consolidated balance sheets represents equity not held by the Company. In accordance with ASC 810-10-20, “Noncontrolling Interests” BioLargo consolidates three non-wholly owned subsidiaries - Clyra, BLEST and BETI. Noncontrolling interest of Clyra represents 52% and 47% as of December 31, 2025 and 2024.  Noncontrolling interest of BLEST represents 30% and 26% as of December 31, 2025 and 2024, respectively.  Noncontrolling interest of BETI represents 5% and 4%as of December 31, 2025 and 2024.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

In   December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, “Improvements to Income Tax Disclosures.” ASU 2023-09 requires disclosure of specific categories in the income tax rate reconciliation and requires additional information for reconciling items that meet a quantitative threshold. The standard requires an annual disclosure of income taxes paid, net of refunds received, disaggregated by federal, state and foreign taxes and to disaggregate the information by jurisdiction based on a quantitative threshold. The standard is effective for fiscal years beginning after   December 15, 2024 and early adoption is permitted. The adoption of the standard did not have a material impact on the Company’s disclosures.

In  November 2024, the FASB issued ASU 2024-03, “Expense Disaggregation Disclosures.” ASU 2024-03 requires disclosure to disaggregate prescribed expenses within relevant income statement captions. The standard is effective for fiscal years beginning after  December 15, 2026, and for interim periods after  December 15, 2027. Early adoption is permitted. The Company is evaluating the impact of the changes to its existing disclosures.

In  July 2025, the FASB issued ASU No. 2025-05, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets The ASU provides an optional practical expedient for estimating future credit losses based on current conditions as of the balance sheet date and assuming those conditions do not change over the remaining life of the accounts receivable. This standard is effective for the Company on  January 1, 2026. The adoption of this ASU did not have a material impact on the consolidated results of operations and financial condition.

In  September 2025, the FASB issued ASU No. 2025-06, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. The ASU removes references to prescriptive software development stages and includes an updated framework for capitalizing internal software costs. This standard is effective for the Company on  January 1, 2028. The Company is currently evaluating this ASU’s impact on the consolidated results of operations and financial condition.